Assets/Liabilities for Insurance Contracts - Summary of debts with producers (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Debts With Producers [Abstract]
Checking Account—Producers	$ 61,232	$ 110,950
Fees for Premiums Receivable	291,724	259,132
Production Expenses Payable	18,708	41,609
Total	$ 371,664	$ 411,691